Structured Entities (Tables)	12 Months Ended
Mar. 31, 2024
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Interests in Unconsolidated Structured Entities and Maximum Exposure to Loss
The following tables represent the carrying amounts of the Group’s interests in unconsolidated structured entities recognized in its consolidated statements of financial position by line item and the maximum exposure to loss from its interests at March 31, 2024 and 2023.

	At March 31, 2024
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥7,913	¥59,691	¥—	¥—	¥67,604
Financial assets at fair value through profit or loss	326	1,464,214	94,455	—	1,558,995
Investment securities	163,170	60,745	—	114	224,029
Loans and advances	4,547,626	—	10,976,579	716,167	16,240,372

Total	¥4,719,035	¥1,584,650	¥11,071,034	¥716,281	¥18,091,000

Maximum exposure to loss from interests in unconsolidated structured entities	¥6,585,138	¥1,585,805	¥12,806,451	¥873,946	¥21,851,340

	At March 31, 2023
	Securitizations	Investment funds	Structured finance	Others	Total

	(In millions)
Interests in unconsolidated structured entities recognized in:
Trading assets	¥5,197	¥44,432	¥—	¥—	¥49,629
Financial assets at fair value through profit or loss	292	669,880	89,796	—	759,968
Investment securities	145,351	52,476	—	193	198,020
Loans and advances	3,581,390	—	8,629,262	612,876	12,823,528

Total	¥3,732,230	¥766,788	¥8,719,058	¥613,069	¥13,831,145

Maximum exposure to loss from interests in unconsolidated structured entities	¥5,245,346	¥767,810	¥10,073,000	¥729,634	¥16,815,790